Intangible Assets - Summary of The Goodwill Allocation At Segment Level (Detail) - SGD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		$ 325,411	$ 347,144	$ 362,448
Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	[1]	16,076	20,450
Vietnam marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		107,561	112,080
Malaysia marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	[2]	$ 201,774	$ 214,614

[1]	Comprise of Singapore marketplace, Thailand marketplace, Indonesia marketplace, Data and Sendhelper CGUs.
[2]	Comprises of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and PropertyGuru Malaysia International (Malaysia) Sdn Bhd.